iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited)
November 30, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  1 .0%
CH Robinson Worldwide, Inc. ................ 20,780 $ 2,082,572
Expeditors International of Washington, Inc. ....... 27,437 3,184,338
United Parcel Service, Inc. , Class B ............ 122,733 23,286,132
28,553,042
a
Airlines  —  0 .0%
Delta Air Lines, Inc.
(a)
...................... 26,718 945,016
a
Auto Components  —  0 .3%
Aptiv PLC
(a) (b)
............................ 45,440 4,847,085
BorgWarner, Inc. ......................... 39,971 1,699,167
Lear Corp. ............................. 10,081 1,454,083
8,000,335
a
Automobiles  —  2 .9%
Rivian Automotive, Inc. , Class A
(a) (b)
............. 53,312 1,708,117
Tesla, Inc.
(a)
............................. 446,653 86,963,339
88,671,456
a
Banks  —  1 .8%
Citizens Financial Group, Inc. ................ 83,177 3,525,041
First Republic Bank
(b)
...................... 30,641 3,910,098
Huntington Bancshares, Inc. ................. 241,856 3,743,931
KeyCorp ............................... 156,416 2,942,185
PNC Financial Services Group, Inc. (The) ........ 68,775 11,572,081
Regions Financial Corp. .................... 156,815 3,639,676
SVB Financial Group
(a)
..................... 9,924 2,300,185
Truist Financial Corp. ...................... 222,261 10,404,037
U.S. Bancorp ........................... 236,707 10,744,131
Webster Financial Corp. .................... 29,778 1,618,137
54,399,502
a
Beverages  —  3 .1%
Coca-Cola Co. (The) ...................... 688,965 43,825,064
Keurig Dr Pepper, Inc. ..................... 130,559 5,048,716
PepsiCo, Inc. ........................... 231,437 42,933,878
91,807,658
a
Biotechnology  —  2 .3%
Amgen, Inc. ............................ 89,712 25,693,517
Biogen, Inc.
(a)
........................... 24,330 7,424,786
BioMarin Pharmaceutical, Inc.
(a)
............... 30,911 3,121,393
Gilead Sciences, Inc. ...................... 210,187 18,460,724
Vertex Pharmaceuticals, Inc.
(a)
................ 43,002 13,605,833
68,306,253
a
Building Products  —  1 .0%
A O Smith Corp.
(b)
........................ 21,767 1,322,127
Allegion PLC ............................ 14,659 1,665,995
Carrier Global Corp. ....................... 141,171 6,256,699
Fortune Brands Home & Security, Inc. ........... 21,823 1,425,915
Johnson Controls International PLC ............ 115,788 7,692,955
Lennox International, Inc. ................... 5,400 1,406,322
Masco Corp. ............................ 37,824 1,920,703
Owens Corning .......................... 16,214 1,440,452
Trane Technologies PLC .................... 38,854 6,932,330
30,063,498
a
Capital Markets  —  5 .1%
Ameriprise Financial, Inc. ................... 18,143 6,022,569
Bank of New York Mellon Corp. (The) ........... 128,379 5,892,596
BlackRock, Inc.
(c)
......................... 25,254 18,081,864
Carlyle Group, Inc. (The) .................... 33,219 1,035,436
Cboe Global Markets, Inc. ................... 17,659 2,239,868
Security Shares Value
a
Capital Markets (continued)
Charles Schwab Corp. (The) ................. 243,867 $ 20,128,782
CME Group, Inc. , Class A ................... 60,274 10,638,361
FactSet Research Systems, Inc. ............... 6,388 2,946,721
Franklin Resources, Inc. .................... 50,072 1,342,430
Intercontinental Exchange, Inc. ............... 93,653 10,143,556
Invesco Ltd. ............................ 56,783 1,085,123
LPL Financial Holdings, Inc. .................. 13,298 3,147,770
MarketAxess Holdings, Inc. .................. 6,306 1,689,503
Moody's Corp. ........................... 27,656 8,248,955
Morgan Stanley .......................... 215,928 20,096,419
Nasdaq, Inc. ............................ 57,872 3,961,917
Northern Trust Corp. ....................... 33,253 3,096,187
Raymond James Financial, Inc. ............... 32,599 3,810,823
S&P Global, Inc. ......................... 57,136 20,157,581
State Street Corp. ........................ 61,654 4,911,974
T Rowe Price Group, Inc. ................... 37,860 4,729,093
153,407,528
a
Chemicals  —  2 .0%
Celanese Corp. .......................... 17,981 1,929,361
Ecolab, Inc. ............................ 43,007 6,443,739
International Flavors & Fragrances, Inc. .......... 42,757 4,524,546
Linde PLC ............................. 83,577 28,121,989
Mosaic Co. (The) ......................... 57,901 2,970,321
PPG Industries, Inc. ....................... 39,515 5,343,218
Sherwin-Williams Co. (The) .................. 41,286 10,287,646
59,620,820
a
Commercial Services & Supplies  —  0 .4%
Copart, Inc.
(a)
........................... 71,747 4,775,480
Republic Services, Inc. ..................... 37,082 5,165,152
Rollins, Inc. ............................. 36,723 1,485,078
11,425,710
a
Communications Equipment  —  1 .4%
Cisco Systems, Inc. ....................... 694,432 34,527,159
Motorola Solutions, Inc. .................... 27,935 7,603,907
42,131,066
a
Construction & Engineering  —  0 .1%
Quanta Services, Inc. ...................... 23,927 3,586,179
a
Construction Materials  —  0 .1%
Martin Marietta Materials, Inc. ................ 10,475 3,838,878
a
Consumer Finance  —  0 .9%
Ally Financial, Inc. ........................ 51,737 1,397,416
American Express Co. ..................... 106,737 16,820,684
Discover Financial Services .................. 45,808 4,963,755
Synchrony Financial ....................... 80,789 3,036,051
26,217,906
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 250,109 3,088,846
Ball Corp. .............................. 53,195 2,983,176
International Paper Co. ..................... 57,671 2,140,748
Westrock Co. ........................... 42,558 1,613,799
9,826,569
a
Distributors  —  0 .3%
Genuine Parts Co. ........................ 23,701 4,345,104
LKQ Corp. ............................. 43,718 2,375,199
Pool Corp. ............................. 6,674 2,198,483
8,918,786
a

Schedule of Investments
(unaudited) (continued)
November 30, 2022
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Diversified Financial Services  —  0 .1%
Equitable Holdings, Inc. .................... 63,609 $ 2,018,950
a
Diversified Telecommunication Services  —  0 .9%
Lumen Technologies, Inc.
(a)
.................. 155,286 849,414
Verizon Communications, Inc. ................ 704,279 27,452,796
28,302,210
a
Electric Utilities  —  0 .3%
Edison International ....................... 63,967 4,264,040
Eversource Energy ....................... 58,101 4,814,249
9,078,289
a
Electrical Equipment  —  0 .6%
Eaton Corp. PLC ......................... 66,800 10,918,460
Generac Holdings, Inc.
(a)
.................... 10,638 1,122,522
Plug Power, Inc.
(a) (b)
....................... 87,887 1,402,677
Rockwell Automation, Inc. ................... 19,424 5,132,209
18,575,868
a
Electronic Equipment, Instruments & Components  —  0 .4%
Cognex Corp. ........................... 28,915 1,439,389
Keysight Technologies, Inc.
(a)
................. 30,072 5,439,724
Trimble, Inc.
(a)
........................... 41,764 2,495,399
Zebra Technologies Corp. , Class A
(a) (b)
........... 8,758 2,367,112
11,741,624
a
Energy Equipment & Services  —  0 .8%
Baker Hughes Co. , Class A .................. 169,674 4,923,939
Halliburton Co. .......................... 152,089 5,762,652
Schlumberger Ltd. ........................ 237,187 12,226,990
22,913,581
a
Entertainment  —  1 .4%
Electronic Arts, Inc. ....................... 46,786 6,118,673
Take-Two Interactive Software, Inc.
(a)
............ 27,952 2,954,247
Walt Disney Co. (The)
(a)
.................... 305,726 29,921,404
Warner Bros Discovery, Inc. , Series A
(a)
.......... 386,753 4,408,984
43,403,308
a
Equity Real Estate Investment Trusts (REITs)  —  2 .6%
American Tower Corp. ..................... 78,075 17,274,094
Boston Properties, Inc. ..................... 25,077 1,807,550
Crown Castle, Inc. ........................ 72,624 10,271,212
Equinix, Inc. ............................ 15,272 10,547,607
Healthpeak Properties, Inc. .................. 89,716 2,355,942
Prologis, Inc. ............................ 154,783 18,231,890
SBA Communications Corp. , Class A ............ 18,094 5,415,534
Ventas, Inc. ............................ 67,130 3,123,559
Welltower, Inc. ........................... 77,710 5,519,741
Weyerhaeuser Co. ........................ 123,886 4,052,311
78,599,440
a
Food & Staples Retailing  —  0 .2%
Kroger Co. (The) ......................... 113,998 5,607,562
a
Food Products  —  0 .8%
Bunge Ltd. ............................. 25,323 2,654,863
Campbell Soup Co. ....................... 35,070 1,882,207
Conagra Brands, Inc. ...................... 80,597 3,061,074
General Mills, Inc. ........................ 99,904 8,521,811
Hormel Foods Corp. ....................... 50,466 2,371,902
Kellogg Co. ............................. 42,780 3,120,801
McCormick & Co., Inc. , NVS ................. 42,008 3,578,242
25,190,900
a
Security Shares Value
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 23,454 $ 2,819,171
UGI Corp. .............................. 34,858 1,347,261
4,166,432
a
Health Care Equipment & Supplies  —  1 .7%
ABIOMED, Inc.
(a)
......................... 7,632 2,883,293
Align Technology, Inc.
(a)
..................... 12,427 2,443,894
Baxter International, Inc. .................... 84,457 4,774,354
Dentsply Sirona, Inc. ...................... 35,868 1,085,366
Dexcom, Inc.
(a)
.......................... 65,840 7,655,875
Edwards Lifesciences Corp.
(a)
................ 103,965 8,031,296
Hologic, Inc.
(a)
........................... 41,891 3,190,419
IDEXX Laboratories, Inc.
(a)
................... 14,010 5,966,439
Insulet Corp.
(a) (b)
.......................... 11,606 3,474,488
Novocure Ltd.
(a) (b)
......................... 15,659 1,203,237
ResMed, Inc. ........................... 24,583 5,659,007
STERIS PLC ............................ 16,799 3,120,246
Teleflex, Inc.
(b)
........................... 7,809 1,828,243
51,316,157
a
Health Care Providers & Services  —  2 .5%
AmerisourceBergen Corp. ................... 26,063 4,448,693
Cardinal Health, Inc. ....................... 45,724 3,665,693
Cigna Corp. ............................ 51,169 16,828,972
DaVita, Inc.
(a)
............................ 9,453 696,970
Elevance Health, Inc. ...................... 40,251 21,450,563
HCA Healthcare, Inc.
(b)
..................... 38,510 9,250,872
Humana, Inc. ........................... 21,222 11,669,978
Laboratory Corp. of America Holdings ........... 15,158 3,648,531
Quest Diagnostics, Inc. ..................... 19,531 2,965,392
74,625,664
a
Hotels, Restaurants & Leisure  —  1 .4%
Hilton Worldwide Holdings, Inc. ............... 45,998 6,560,235
McDonald's Corp. ........................ 123,393 33,660,377
Vail Resorts, Inc. ......................... 6,734 1,734,274
41,954,886
a
Household Durables  —  0 .0%
Newell Brands, Inc. ....................... 65,369 847,836
a
Household Products  —  2 .7%
Clorox Co. (The) ......................... 20,688 3,075,271
Colgate-Palmolive Co. ..................... 132,844 10,292,753
Kimberly-Clark Corp. ...................... 56,613 7,678,421
Procter & Gamble Co. (The) ................. 399,973 59,659,973
80,706,418
a
Industrial Conglomerates  —  0 .4%
3M Co. ................................ 92,841 11,695,181
a
Insurance  —  3 .5%
Aflac, Inc. .............................. 100,676 7,241,625
Allstate Corp. (The) ....................... 45,331 6,069,821
American International Group, Inc. ............. 127,519 8,047,724
Arch Capital Group Ltd.
(a)
................... 61,900 3,708,429
Arthur J Gallagher & Co. .................... 35,278 7,024,202
Assurant, Inc.
(b)
.......................... 9,040 1,159,109
Chubb Ltd. ............................. 70,041 15,380,303
Hartford Financial Services Group, Inc. (The) ...... 54,186 4,138,185
Lincoln National Corp. ..................... 27,195 1,058,973
Loews Corp. ............................ 34,811 2,024,260
Marsh & McLennan Companies, Inc. ............ 83,720 14,498,630
Principal Financial Group, Inc. ................ 42,377 3,800,369
Progressive Corp. (The) .................... 98,073 12,960,347
Prudential Financial, Inc. .................... 62,436 6,744,961

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Insurance (continued)
Travelers Companies, Inc. (The) ............... 39,934 $ 7,579,872
Willis Towers Watson PLC ................... 18,543 4,564,545
106,001,355
a
Interactive Media & Services  —  6 .6%
Alphabet, Inc. , Class A
(a)
.................... 1,005,512 101,546,657
Alphabet, Inc. , Class C , NVS
(a)
................ 930,171 94,365,848
ZoomInfo Technologies, Inc.
(a)
................ 43,472 1,243,299
197,155,804
a
Internet & Direct Marketing Retail  —  0 .4%
eBay, Inc. .............................. 92,131 4,186,433
MercadoLibre, Inc.
(a)
....................... 7,606 7,081,072
11,267,505
a
IT Services  —  6 .1%
Accenture PLC , Class A .................... 106,073 31,920,548
Automatic Data Processing, Inc. ............... 69,680 18,405,275
International Business Machines Corp. .......... 151,461 22,552,543
Mastercard, Inc. , Class A .................... 144,771 51,596,384
Visa, Inc. , Class A ........................ 274,191 59,499,447
Western Union Co. (The) ................... 64,448 944,808
184,919,005
a
Leisure Products  —  0 .0%
Hasbro, Inc. ............................ 21,952 1,379,025
a
Life Sciences Tools & Services  —  2 .1%
Agilent Technologies, Inc. ................... 49,783 7,715,369
Bio-Techne Corp. ......................... 26,150 2,222,489
Illumina, Inc.
(a)
........................... 26,393 5,755,785
Mettler-Toledo International, Inc.
(a)
............. 3,780 5,554,937
Thermo Fisher Scientific, Inc. ................. 65,705 36,809,255
Waters Corp.
(a)
.......................... 10,011 3,469,813
West Pharmaceutical Services, Inc. ............ 12,338 2,895,235
64,422,883
a
Machinery  —  2 .9%
Caterpillar, Inc.
(b)
......................... 88,530 20,929,377
Cummins, Inc. ........................... 23,573 5,920,595
Deere & Co. ............................ 48,694 21,474,054
Dover Corp. ............................ 23,967 3,402,116
Fortive Corp. ............................ 56,629 3,825,289
IDEX Corp. ............................. 12,635 3,000,686
Illinois Tool Works, Inc. ..................... 51,960 11,819,341
Ingersoll Rand, Inc. ....................... 67,587 3,647,670
Otis Worldwide Corp. ...................... 70,348 5,493,475
Pentair PLC ............................ 27,563 1,261,559
Snap-on, Inc. ........................... 8,912 2,144,227
Xylem, Inc. ............................. 30,280 3,401,958
86,320,347
a
Media  —  0 .1%
Interpublic Group of Companies, Inc. (The) ....... 65,664 2,256,215
Sirius XM Holdings, Inc.
(b)
................... 131,111 850,910
3,107,125
a
Metals & Mining  —  0 .5%
Newmont Corp. .......................... 132,736 6,300,978
Nucor Corp. ............................ 43,896 6,582,205
Steel Dynamics, Inc. ....................... 30,623 3,182,648
16,065,831
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .1%
Annaly Capital Management, Inc. .............. 78,485 1,700,770
a
Security Shares Value
a
Multiline Retail  —  0 .4%
Target Corp. ............................ 77,336 $ 12,920,525
a
Multi-Utilities  —  0 .5%
Consolidated Edison, Inc. ................... 59,461 5,829,556
Sempra Energy .......................... 52,708 8,759,543
14,589,099
a
Oil, Gas & Consumable Fuels  —  1 .9%
Cheniere Energy, Inc. ...................... 37,703 6,611,598
HF Sinclair Corp. ......................... 27,274 1,700,261
Kinder Morgan, Inc. , Class P ................. 341,213 6,523,992
Marathon Petroleum Corp. .................. 83,621 10,185,874
ONEOK, Inc. ............................ 74,939 5,014,918
Phillips 66 .............................. 80,669 8,747,746
Targa Resources Corp. ..................... 36,104 2,685,777
Valero Energy Corp. ....................... 67,000 8,952,540
Williams Companies, Inc. (The) ............... 204,347 7,090,841
57,513,547
a
Personal Products  —  0 .3%
Estee Lauder Companies, Inc. (The) , Class A ...... 38,794 9,147,237
a
Pharmaceuticals  —  7 .3%
Bristol-Myers Squibb Co. .................... 358,075 28,746,261
Catalent, Inc.
(a)
.......................... 28,356 1,421,486
Elanco Animal Health, Inc.
(a)
.................. 70,613 908,789
Eli Lilly & Co. ........................... 135,443 50,260,189
Jazz Pharmaceuticals PLC
(a)
................. 10,421 1,635,159
Johnson & Johnson ....................... 440,910 78,481,980
Merck & Co., Inc. ......................... 424,828 46,782,059
Zoetis, Inc. , Class A ....................... 78,539 12,106,002
220,341,925
a
Professional Services  —  0 .1%
Robert Half International, Inc. ................. 18,497 1,457,194
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 53,863 4,287,495
a
Road & Rail  —  1 .8%
AMERCO , Series N , NVS
(a)
.................. 14,647 925,251
CSX Corp. ............................. 359,081 11,738,358
JB Hunt Transport Services, Inc. .............. 13,929 2,561,404
Knight-Swift Transportation Holdings, Inc. , Class A .. 25,888 1,434,972
Norfolk Southern Corp. ..................... 39,391 10,103,791
Old Dominion Freight Line, Inc. ............... 16,026 4,849,628
Union Pacific Corp. ....................... 104,755 22,776,880
54,390,284
a
Semiconductors & Semiconductor Equipment  —  5 .1%
Applied Materials, Inc. ..................... 144,267 15,811,663
Intel Corp. ............................. 688,570 20,705,300
Lam Research Corp. ...................... 22,973 10,851,986
NVIDIA Corp. ........................... 417,428 70,641,340
NXP Semiconductors NV ................... 44,034 7,742,939
Texas Instruments, Inc. ..................... 153,228 27,651,525
153,404,753
a
Software  —  14 .2%
Adobe, Inc.
(a)
............................ 78,485 27,071,831
ANSYS, Inc.
(a)
........................... 14,603 3,713,543
Autodesk, Inc.
(a)
.......................... 36,317 7,334,218
Cadence Design Systems, Inc.
(a)
.............. 45,892 7,895,260
Gen Digital, Inc. .......................... 99,587 2,286,517
HubSpot, Inc.
(a) (b)
......................... 7,675 2,325,755
Intuit, Inc. .............................. 44,936 18,315,464

Schedule of Investments
(unaudited) (continued)
November 30, 2022
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Software (continued)
Microsoft Corp. .......................... 1,188,142 $ 303,142,550
Roper Technologies, Inc. .................... 17,776 7,801,709
Salesforce, Inc.
(a)
......................... 167,699 26,873,765
ServiceNow, Inc.
(a)
........................ 33,873 14,101,330
Splunk, Inc.
(a)
........................... 27,285 2,119,499
VMware, Inc. , Class A
(a)
.................... 35,429 4,304,269
427,285,710
a
Specialty Retail  —  3 .7%
Advance Auto Parts, Inc. .................... 10,084 1,522,583
Best Buy Co., Inc. ........................ 34,032 2,902,930
Burlington Stores, Inc.
(a) (b)
................... 10,992 2,150,914
CarMax, Inc.
(a) (b)
.......................... 26,680 1,850,525
Home Depot, Inc. (The) .................... 171,674 55,620,659
Lowe's Companies, Inc. .................... 104,094 22,125,180
TJX Companies, Inc. (The) .................. 194,704 15,586,055
Tractor Supply Co.
(b)
....................... 18,613 4,212,308
Ulta Beauty, Inc.
(a)
........................ 8,633 4,012,964
109,984,118
a
Technology Hardware, Storage & Peripherals  —  0 .3%
Hewlett Packard Enterprise Co. ............... 218,280 3,662,738
HP, Inc. ............................... 173,420 5,209,537
8,872,275
a
Textiles, Apparel & Luxury Goods  —  1 .1%
Lululemon Athletica, Inc.
(a)
................... 19,493 7,413,383
Nike, Inc. , Class B ........................ 211,912 23,244,627
VF Corp. .............................. 54,890 1,801,490
32,459,500
a
Security Shares Value
a
Trading Companies & Distributors  —  0 .5%
Fastenal Co. ............................ 96,284 $ 4,959,589
United Rentals, Inc.
(a)
...................... 11,734 4,142,454
WW Grainger, Inc. ........................ 7,654 4,615,821
13,717,864
a
Water Utilities  —  0 .2%
American Water Works Co., Inc. ............... 30,418 4,616,236
Essential Utilities, Inc. ...................... 41,565 2,005,095
6,621,331
a
Total Long-Term Investments — 99.7%
(Cost: $ 2,669,440,500 ) ............................... 2,999,797,015
a
Short-Term Securities
Money Market Funds  —  1 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.06%
(c) (d) (e)
...................... 30,643,069 30,646,133
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(c) (d)
............................ 7,105,548 7,105,548
a
Total Short-Term Securities — 1.2%
(Cost: $ 37,746,793 ) ................................. 37,751,681
Total Investments — 100.9%
(Cost: $ 2,707,187,293 ) ............................... 3,037,548,696
Liabilities in Excess of Other Assets — ( 0 .9 ) % ............... (28,384,552)
Net Assets — 100.0% ................................. $ 3,009,164,144
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/22
  Shares
Held at
11/30/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 40,579,854  $ —  $ (9,923,790)
(a)
$ (3,580) $ (6,351) $ 30,646,133  30,643,069  $ 43,882
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 5,325,318  1,780,230
(a)
—  —  —  7,105,548  7,105,548  49,721  —
BlackRock, Inc. .. 18,098,486  341,128  (1,580,807) 430,316  792,741  18,081,864  25,254  132,390  —
$ 426,736  $ 786,390
$ 55,833,545
$ 225,993  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2022

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ................................................................... 46 12/16/22 $ 9,387 $ 541,222
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,999,797,015 $ — $ — $ 2,999,797,015
Short-Term Securities
Money Market Funds ...................................... 37,751,681 — — 37,751,681
$ 3,037,548,696 $ — $ — $ 3,037,548,696
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 541,222 $ — $ — $ 541,222
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares